Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Cost
The table below presents certain information related to the Company’s lease costs:

	For the Year Ended December 31,
	2025	2024	2023
Operating lease expense	$1,509	$1,737	$1,958
Short-term lease expense	230	611	340
Total lease expense	$1,739	$2,348	$2,298

Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity
As of December 31, 2025, future minimum lease payments required under operating leases are as follows:

For the Year Ended December 31,
2026	$1,186
2027	803
2028	610
2029	438
2030	111
Thereafter	—
Total minimum lease payments	3,148
Less: effects of discounting	(386)
Present value of future minimum lease payments	$2,762